Finance Cost and Income - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 06, 2010
Disclosure of finance income expense [line items]
Decrease in finance costs before exceptional items and remeasurements	$ (391,000,000)
Share based payment of net (loss) gain	1,124,000,000	$ (258,000,000)
Borrowing costs capitalised			6.375%
Interest expense on lease liabilities	57,000,000	62,000,000
Derivative adjustment of deferred share instrument issued	556,000,000	(127,000,000)
Premium paid on early termination of bonds	149,000,000	(244,000,000)
Interest income recognized on impaired financial assets	0
SAB [member]
Disclosure of finance income expense [line items]
Derivative adjustment of restricted share instrument issued	$ 542,000,000	$ (123,000,000)
Bottom of range [member]
Disclosure of finance income expense [line items]
Borrowing costs capitalised	3.00%
Top of range [member]
Disclosure of finance income expense [line items]
Borrowing costs capitalised	4.00%